Financial Assets Held for Trading (Details) - Schedule of instruments deemed as financial trading investments - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Chilean Central Bank and Government securities
Total	$ 133,718	$ 270,204
Chilean Central Bank and Government securities [Member]
Chilean Central Bank and Government securities
Total	132,246	270,204
Chilean Central Bank and Government securities [Member] | Chilean Central Bank Bonds [Member]
Chilean Central Bank and Government securities
Total	419	1,952
Chilean Central Bank and Government securities [Member] | Chilean Central Bank Notes [Member]
Chilean Central Bank and Government securities
Total
Chilean Central Bank and Government securities [Member] | Other Chilean Central Bank and Government securities [Member]
Chilean Central Bank and Government securities
Total	131,827	268,252
Other Chilean securities [Member]
Chilean Central Bank and Government securities
Total	1,472
Other Chilean securities [Member] | Time deposits in Chilean financial institutions [Member]
Chilean Central Bank and Government securities
Total
Other Chilean securities [Member] | Mortgage finance bonds of Chilean financial institutions [Member]
Chilean Central Bank and Government securities
Total
Other Chilean securities [Member] | Chilean financial institution bondsv
Chilean Central Bank and Government securities
Total
Other Chilean securities [Member] | Chilean corporate bonds [Member]
Chilean Central Bank and Government securities
Total	1,472
Other Chilean securities [Member] | Other Chilean securities [Member]
Chilean Central Bank and Government securities
Total
Foreign financial securities [Member]
Chilean Central Bank and Government securities
Total
Foreign financial securities [Member] | Foreign Central Banks and Government securities [Member]
Chilean Central Bank and Government securities
Total
Foreign financial securities [Member] | Other foreign financial instruments [Member]
Chilean Central Bank and Government securities
Total
Investments in mutual funds [Member]
Chilean Central Bank and Government securities
Total
Investments in mutual funds [Member] | Funds managed by related entities [Member]
Chilean Central Bank and Government securities
Total
Investments in mutual funds [Member] | Funds managed by others [Member]
Chilean Central Bank and Government securities
Total